N-6	Aug. 18, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	Massachusetts Mutual Variable Life Separate Account I
Entity Central Index Key	0000836249
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	MFS® Research Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.74%(*)	18.87%	11.88%	11.66%

Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Large Cap Blend	MFS® Research Series (Initial Class) Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	0.74%(*)	18.87%	11.88%	11.66%

MFS® Research Series [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series (Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	11.66%